Income Taxes - Disclosure of detailed information about recognized deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities) assets	$ (10,937)	$ 1,569
Exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities) assets	(5,663)	(537)
Mine Development
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities) assets	2,833	880
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities) assets	(10,321)	(1,170)
Tax loss carryovers
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities) assets	836	2,638
Right-to-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities) assets	(149)	(146)
Convertible Debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities) assets	0	(889)
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities) assets	28	(2,028)
Unrealized foreign exchange gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities) assets	0	(88)
Reclamation and Remediation Liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities) assets	167	504
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities) assets	(25)	1,793
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities) assets	$ 1,357	$ 612